S-K 1603(a) SPAC Sponsor	Jun. 08, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	A SPAC V (Holdings) Corp.
SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under applicable laws of the British Virgin Islands, our sponsor’s business is focused on investing in our company.